UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08388

MORGAN STANLEY ASIA-PACIFIC FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/09

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
COMMON STOCKS (95.4%) (Unless Otherwise Noted)
Australia (10.9%)
Air Freight & Logistics
Toll Holdings Ltd.	393,477	$1,710

Airlines
Qantas Airways Ltd.	1,511,885	1,839

Biotechnology
CSL Ltd.	163,928	3,709

Chemicals
Incitec Pivot Ltd.	1,180,357	1,747

Commercial Banks
Australia & New Zealand Banking Group Ltd.	91,195	1,002
Commonwealth Bank of Australia	63,420	1,536
National Australia Bank Ltd.	127,488	1,787
Westpac Banking Corp.	192,164	2,558
		6,883
Diversified Financial Services
ASX Ltd.	188,618	3,857

Diversified Telecommunication Services
Telstra Corp. Ltd.	1,515,906	3,385

Food & Staples Retailing
Woolworths Ltd.	104,267	1,820

Health Care Equipment & Supplies
Cochlear Ltd.	25,910	904

Hotels, Restaurants & Leisure
Tatts Group Ltd.	548,068	1,056

Information Technology Services
Computershare Ltd.	347,873	2,127

Insurance
AMP Ltd.	848,005	2,779
QBE Insurance Group Ltd.	126,362	1,699
		4,478
Media
Fairfax Media Ltd.	3,966,621	2,779

Metals & Mining
BHP Billiton Ltd.	90,780	2,023

Textiles, Apparel & Luxury Goods
Billabong International Ltd.	354,978	2,103
		40,420
China (13.5%)
Automobiles
Dongfeng Motor Group Co., Ltd., Class H	6,313,000	3,276

Commercial Banks
China Construction Bank Corp., Class H	11,264,000	6,397
China Merchants Bank Co., Ltd., Class H	537,500	939
Industrial & Commercial Bank of China, Class H	5,834,000	3,035
		10,371
Construction Materials
Anhui Conch Cement Co., Ltd., Class H (a)	747,000	4,122

Diversified Telecommunication Services
China Communications Services Corp., Ltd., Class H	1,112,000	666

Independent Power Producers & Energy Traders
China Resources Power Holdings Co., Ltd.	814,000	1,703
Datang International Power Generation Co., Ltd., Class H	1,346,000	592
		2,295
Industrial Conglomerates
Beijing Enterprises Holdings Ltd.	184,000	773
Shanghai Industrial Holdings Ltd.	753,000	2,085
		2,858
Insurance
China Life Insurance Co., Ltd., Class H	1,970,000	6,481
Ping An Insurance Group Co. of China Ltd., Class H	480,000	2,866
		9,347
Media
Focus Media Holding Ltd. ADR (a)	77,200	525

Oil, Gas & Consumable Fuels
PetroChina Co., Ltd., Class H	4,816,000	3,839

Real Estate Management & Development
Sino-Ocean Land Holdings Ltd.	1,322,500	867

Specialty Retail
Belle International Holdings Ltd.	2,210,000	1,124
GOME Electrical Appliances Holdings Ltd. (b)	16,663,000	2,408
		3,532
Wireless Telecommunication Services
China Mobile Ltd.	982,500	8,553
		50,251
Hong Kong (3.2%)
Commercial Banks
BOC Hong Kong Holdings Ltd.	108,000	111
Hang Seng Bank Ltd.	24,700	251
		362
Distributors
Li & Fung Ltd.	496,000	1,165

Industrial Conglomerates
Hutchison Whampoa Ltd.	139,000	682

Real Estate Management & Development
Cheung Kong Holdings Ltd.	176,000	1,516
Hongkong Land Holdings Ltd.	385,000	879
Hopewell Holdings Ltd.	505,000	1,326
New World Development Ltd.	1,034,800	1,033
Sun Hung Kai Properties Ltd.	92,000	824
Wharf Holdings Ltd.	786,187	1,982
		7,560
Specialty Retail
Esprit Holdings Ltd.	407,100	2,102

Transportation Infrastructure
Hopewell Highway Infrastructure Ltd.	50,500	28
		11,899
India (0.5%)
Automobiles
Hero Honda Motors Ltd.	12,000	254

Commercial Banks
HDFC Bank Ltd.	33,600	651

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
India (cont’d)
Electrical Equipment
Bharat Heavy Electricals Ltd.	31,894	$956
		1,861
Indonesia (2.7%)
Automobiles
Astra International Tbk PT	930,500	1,158

Commercial Banks
Bank Central Asia Tbk PT	5,313,000	1,437
Bank Mandiri Tbk PT	4,432,500	843
Bank Rakyat Indonesia Tbk PT	3,384,000	1,231
		3,511
Construction Materials
Indocement Tunggal Prakarsa Tbk PT	1,498,000	680

Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	5,973,500	3,907

Gas Utilities
Perusahaan Gas Negara PT	1,007,500	189

Oil, Gas & Consumable Fuels
Bumi Resources Tbk PT	9,857,500	701
		10,146
Japan (49.5%)
Auto Components
Toyoda Gosei Co., Ltd.	60,300	924

Automobiles
Nissan Motor Co., Ltd.	817,400	2,953
Suzuki Motor Corp.	238,700	3,995
Toyota Motor Corp.	193,600	6,209
Yamaha Motor Co., Ltd.	215,100	1,936
		15,093
Building Products
Daikin Industries Ltd.	164,600	4,563
Nippon Sheet Glass Co., Ltd.	681,000	1,703
Sanwa Holdings Corp.	437,000	1,237
		7,503
Chemicals
Daicel Chemical Industries Ltd.	719,000	2,594
Denki Kagaku Kogyo KK	926,000	1,683
Kaneka Corp.	553,000	2,719
Lintec Corp.	161,200	2,004
Mitsubishi Chemical Holdings Corp.	619,000	2,134
Nifco, Inc.	137,200	1,499
Shin-Etsu Polymer Co., Ltd.	275,300	1,180
Teijin Ltd.	912,000	1,989
Toyo Ink Manufacturing Co., Ltd.	489,000	996
		16,798
Commercial Services & Supplies
Dai Nippon Printing Co., Ltd.	289,000	2,676
Nissha Printing Co., Ltd.	55,700	1,785
		4,461
Computers & Peripherals
Fujitsu Ltd.	1,069,000	4,021
Mitsumi Electric Co., Ltd.	209,100	3,058
NEC Corp. (a)	1,152,000	3,099
Toshiba Corp.	1,180,000	3,081
		13,259
Construction & Engineering
Kyudenko Corp.	224,000	1,439
Maeda Road Construction Co., Ltd.	173,000	1,528
Obayashi Corp.	722,000	3,514
Sanki Engineering Co., Ltd.	128,000	697
		7,178
Consumer Finance
Hitachi Capital Corp.	187,800	2,014

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	81,400	3,092

Electric Utilities
Tokyo Electric Power Co., Inc. (The)	71,500	1,785

Electrical Equipment
Furukawa Electric Co., Ltd.	951,000	2,693

Electronic Equipment & Instruments
FUJIFILM Holdings Corp.	151,100	3,307
Hitachi High-Technologies Corp.	115,600	1,638
Hitachi Ltd.	884,000	2,428
Kyocera Corp.	72,900	4,876
Ryosan Co., Ltd.	99,700	2,071
TDK Corp.	72,800	2,749
		17,069
Food & Staples Retailing
FamilyMart Co., Ltd.	114,500	3,492

Food Products
House Foods Corp.	113,200	1,575
Nippon Meat Packers, Inc.	181,000	1,902
		3,477
Household Durables
Casio Computer Co., Ltd.	343,400	2,442
Panasonic Corp.	437,500	4,808
Sekisui Chemical Co., Ltd.	579,000	2,901
Sekisui House Ltd.	330,000	2,525
Sony Corp.	119,300	2,446
		15,122
Leisure Equipment & Products
Yamaha Corp.	211,400	2,080

Machinery
Amada Co., Ltd.	469,000	2,472
Daifuku Co., Ltd.	324,000	1,757
Fuji Machine Manufacturing Co., Ltd.	114,600	930
Fujitec Co., Ltd.	184,000	628
Kurita Water Industries Ltd.	133,200	2,563
Minebea Co., Ltd.	564,000	2,080
Mitsubishi Heavy Industries Ltd.	1,398,000	4,232
Tsubakimoto Chain Co.	589,000	1,316
		15,978
Media
Toho Co., Ltd.	82,600	1,162

Metals & Mining
Mitsui Mining & Smelting Co., Ltd. (a)	931,000	1,555
Nippon Steel Corp.	383,000	1,036
		2,591
Office Electronics
Canon, Inc.	204,500	5,965
Ricoh Co., Ltd.	435,000	5,235
		11,200
Pharmaceuticals
Astellas Pharma, Inc.	153,500	4,728
Daiichi Sankyo Co., Ltd.	265,800	4,492

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Japan (cont’d)
Ono Pharmaceutical Co., Ltd.	98,600	$4,320
		13,540
Road & Rail
East Japan Railway Co.	59,900	3,116

Semiconductors & Semiconductor Equipment
Rohm Co., Ltd.	60,500	3,031

Software
Nintendo Co., Ltd.	24,100	7,069

Textiles, Apparel & Luxury Goods
Nisshinbo Holdings, Inc.	225,000	2,150

Trading Companies & Distributors
Marubeni Corp.	558,000	1,732
Mitsubishi Corp.	372,200	4,952
Nagase & Co., Ltd.	190,000	1,469
		8,153
		184,030
Malaysia (0.8%)
Commercial Banks
Bumiputra-Commerce Holdings Bhd	68,500	129

Construction & Engineering
IJM Corp. Bhd	487,250	559

Diversified Financial Services
AMMB Holdings Bhd	856,500	616

Electric Utilities
Tenaga Nasional Bhd	513,000	859

Wireless Telecommunication Services
Digi.com Bhd	161,000	938
		3,101
Pakistan (0.1%)
Construction Materials
Lucky Cement Ltd. (a)	533,600	327

Philippines (0.4%)
Diversified Financial Services
Ayala Corp.	375,758	1,605

Singapore (1.3%)
Commercial Banks
DBS Group Holdings Ltd.	120,000	673
United Overseas Bank Ltd.	81,500	521
		1,194
Diversified Financial Services
Singapore Exchange Ltd.	360,000	1,208

Diversified Telecommunication Services
Singapore Telecommunications Ltd.	701,000	1,167

Industrial Conglomerates
Keppel Corp. Ltd.	111,000	370

Media
Singapore Press Holdings Ltd.	257,000	430

Transportation Infrastructure
CWT Ltd.	1,451,000	320
		4,689
South Korea (6.1%)
Chemicals
LG Chem Ltd.	7,314	467
SSCP Co., Ltd. (a)	59,869	341
		808
Commercial Banks
KB Financial Group, Inc. (a)	49,290	1,190
Shinhan Financial Group Co., Ltd. (a)	61,646	1,106
		2,296
Construction & Engineering
Hyundai Development Co.	5,520	135

Household Durables
LG Electronics, Inc.	15,576	1,035
Woongjin Coway Co., Ltd.	89,300	1,937
		2,972
Insurance
Samsung Fire & Marine Insurance Co., Ltd. (a)	1,815	211

Internet Software & Services
NHN Corp. (a)	15,656	1,721

Media
Cheil Worldwide, Inc.	6,131	733

Personal Products
Amorepacific Corp.	1,064	470

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	14,720	6,079
Samsung Electronics Co., Ltd. (Preference)	4,700	1,081
		7,160
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.	6,819	187

Tobacco
KT&G Corp.	41,560	2,289

Wireless Telecommunication Services
LG Telecom Ltd.	63,950	391
SK Telecom Co., Ltd.	22,070	3,065
SK Telecom Co., Ltd. ADR	16,000	247
		3,703
		22,685
Taiwan (6.2%)
Chemicals
Taiwan Fertilizer Co., Ltd.	98,000	201

Commercial Banks
First Financial Holding Co., Ltd.	1,022,404	474

Computers & Peripherals
Acer, Inc.	1,268,215	1,916
HTC Corp.	282,600	3,499
Wistron Corp.	1,769,000	1,916
		7,331
Diversified Financial Services
Yuanta Financial Holding Co., Ltd.	2,028,000	931

Diversified Telecommunication Services
Chunghwa Telecom Co., Ltd.	1,321,106	2,410

Electronic Equipment & Instruments
HON HAI Precision Industry Co., Ltd.	1,688,750	3,831

Insurance
Cathay Financial Holding Co., Ltd.	687,350	593

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co.	390,000	414
Taiwan Semiconductor Manufacturing Co., Ltd.	4,635,237	7,058
		7,472
		23,243
Thailand (0.2%)
Commercial Banks
Kasikornbank PCL (Foreign)	351,700	453

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Thailand (cont’d)
Oil, Gas & Consumable Fuels
Banpu PCL (Foreign)	74,500	$455
		908
TOTAL COMMON STOCKS (Cost $467,535)		355,165
INVESTMENT COMPANY (1.1%)
India (1.1%)
Diversified Financial Services
Morgan Stanley Growth Fund (a)(c) (Cost $1,254)	6,860,401	4,193

RIGHTS (0.0%)
Malaysia (0.0%)
Commercial Banks
Malayan Banking Bhd, expires 4/21/09 (a) (Cost $—)	61,380	19

WARRANTS (0.0%)
Malaysia (0.0%)
Real Estate Management & Development
IJM Land Bhd, expires 9/11/13 (a) (Cost $—)	48,725	3

SHORT-TERM INVESTMENT (2.4%)
United States (2.4%)
Investment Company
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $8,746) (c)	8,745,672	8,746

TOTAL INVESTMENTS (98.9%) (Cost $477,535) +(d)		368,126
OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)		3,913
NET ASSETS (100%)		$372,039

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2009.
(c)

The Fund invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund has a cost basis of approximately $1,254,000 at March 31, 2009. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Growth Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $5,000 relating to the Fund’s investment in the Morgan Stanley Growth Fund. For the period ended March 31, 2009, the Fund had no purchases or sales of the security. The Fund invests in the Morgan Stanley Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund were recorded as dividends from affiliates and totaled approximately $6,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $16,466,000 and $46,809,000, respectively.

(d)

The approximate market value and percentage of total investments, $356,181,000 and 96.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

@	Value is less than $500.
+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $477,535,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $109,409,000 of which $23,282,000 related to appreciated securities and $132,691,000 related to depreciated securities.

ADR	American Depositary Receipt

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
AUD	66	$46	4/1/09	USD	45	$45	$(1)
AUD	16	11	4/1/09	USD	11	11	—	@
HKD	74	10	4/1/09	USD	10	10	—	@
USD	32	32	4/1/09	TWD	1,074	32	—	@
		$99				$98	$(1)

AUD	—	Australian Dollar
HKD	—	Hong Kong Dollar
TWD	—	Taiwan Dollar
USD	—	United States Dollar

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
	Securities	Instruments*
Valuation Inputs - Assets	(000)	(000)
Level 1 - Quoted Prices	$13,711	$—
Level 2 - Other Significant Observable Inputs	354,415	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$368,126	$—

	Investments in	Other Financial
	Securities	Instruments*
Valuation Inputs - Liabilities	(000)	(000)
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	—	(1)
Level 3 - Significant Unobservable Inputs	—	—
Total	$—	$(1)

*Other financial instruments include forwards.

For the period ended March 31, 2009 there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

Security Valuation — Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Asia-Pacific Fund, Inc.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2009